ENTITIES IN THE GROUP	12 Months Ended
Dec. 31, 2025
ENTITIES IN THE GROUP [Abstract]
ENTITIES IN THE GROUP	NOTE 29 – ENTITIES IN THE GROUP

Entity	Country
TORM plc	United Kingdom

Investments in subsidiaries ⁵⁾:
Entity owned by TORM plc	Country	Ownership ⁴⁾
TORM A/S	Denmark	100%
TORM Singapore Pte. Ltd.	Singapore	100%
TORM VesselCo UK Limited ⁷⁾	United Kingdom	100%
VesselCo 9 Pte. Ltd.	Singapore	100%
VesselCo 10 Pte. Ltd. ¹⁾	Singapore	100%
VesselCo 12 Pte. Ltd.	Singapore	100%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd ²⁾	Singapore	100%
TORM Tanker Corporation ⁶⁾	USA	100%

Entity owned by subsidiaries	Country	Ownership ⁴⁾
TORM Shipping India Private Limited ³⁾	India	100%
OMCI Marine Services Private Limited ³⁾	India	100%
TORM Middle East DMCC	United Arab Emirates	100%
TORM USA LLC ⁶⁾	USA	100%
TORM SHIPPING (PHILS.), INC.	Philippines	25%
Marine Exhaust Technology A/S	Denmark	100%
ME Production A/S	Denmark	100%
Gale Energy ApS	Denmark	100%
Marine Exhaust Technology (Hong Kong) Ltd.	China	100%
ME Production (Zhejiang) Co, Ltd.	China	100%
Suzhou ME Production Technology Co, Ltd.⁶⁾	China	100%
1) Entities dissolved in the financial year ended December 31, 2023.
2) Entities dissolved in the financial year ended December 31, 2025.
3) Entities with different reporting periods: Indian entities have a financial reporting period that runs from April 01 to March 31 as required by the Indian government's laws and legislations.
4) For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.), INC where voting rights are
100%.
5) All subsidiaries are consolidated in full.
6) Entities not audited.
7) TORM VesselCo UK Limited (a UK subsidiary, registration number: 15772160) will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended December 31, 2025.
NOTE 29 - continued
Interest in legal entities included as joint ventures:
The Danish joint venture, Long Range 2 A/S has been dissolved during the year. There has been no activity in the joint venture during the year and the comparison years.
The table below shows the registered addresses for the companies mentioned above:

Denmark	India	Philippines
Tuborg Havnevej 18	2nd Floor	7th Floor
DK-2900 Hellerup	Leela Business Park	Salcedo Towers, 169
Denmark	Andheri-Kurla Road	HV dela Costa Street
	Andheri (E)	Salcedo Village,
	Mumbai 400059	Makati City
	India	Philippines 1227

Singapore	United Kingdom	USA
6 Battery Road #27-02	4th Floor	Suite 1625
Six Battery Road	120 Cannon Street	2500 City West
Singapore 049909	London, EC4N 6AS	Boulevard
Singapore	United Kingdom	77042, Houston , Texas
USA

Denmark	China	Hong Kong
Sandholm 7	208 Longward Road	Room 12, 10/F
9900 Frederikshavn	Zhapu Town Ping Hu	Kwai Cheong Centre
Denmark	Jiaxing City	No. 50 Kwai Cheong Road
	Zhejiang Provice	Kwai Chung, New Territories
	China	Hong Kong

United Arab Emirates
DMCC Business Centre
AU Tower 15-G
JLT Cluster I
Dubai, UAE
United Arab Emirates